Mainland China Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mainland China Contribution Plan
Company contributions to defined contribution plan	$ 8,863,323	$ 3,626,897	$ 5,627,573